Financial risk management and financial instruments - Expected credit losses (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Receivables | Impairment
Detail on expected credit losses recognised
Financial assets	R 606	R 1,148
Transfers to classified as held for sale	317
Translation differences	148
Receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	574	1,101
Receivables | Lifetime | Impairment | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	57	361
Receivables | Lifetime | Impairment | Simplified approach for trade receivables
Detail on expected credit losses recognised
Financial assets	9	64
Receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	508	676
Receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets	R 32	R 47
Long-term receivables | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	58.00%	40.00%
Long-term receivables | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	39.00%	20.00%
Long-term receivables | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	3.00%	40.00%
Long-term receivables | Impairment
Detail on expected credit losses recognised
Financial assets	R 91	R 442
Long-term receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	91	396
Long-term receivables | Lifetime | Impairment | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	50	349
Long-term receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	R 41	47
Long-term receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets		R 46
Trade receivable | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	72.00%	69.00%
Trade receivable | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	25.00%	26.00%
Trade receivable | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	3.00%	5.00%
Trade receivable | Impairment
Detail on expected credit losses recognised
Financial assets	R 201	R 363
Trade receivable | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	201	363
Trade receivable | Lifetime | Impairment | Simplified approach for trade receivables
Detail on expected credit losses recognised
Financial assets	9	64
Trade receivable | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	R 192	R 299
Other receivables | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	68.00%	72.00%
Other receivables | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	27.00%	10.00%
Other receivables | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	5.00%	18.00%
Other receivables | Impairment
Detail on expected credit losses recognised
Financial assets	R 314	R 343
Other receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	282	342
Other receivables | Lifetime | Impairment | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	7	12
Other receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	275	330
Other receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets	R 32	R 1
Cash and cash equivalents | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	21.00%	19.00%
Cash and cash equivalents | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	79.00%	78.00%
Cash and cash equivalents | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost		3.00%